Employees' Retirement Benefits (Reconciliation of the Changes in the Plans' Benefit Obligations and Fair Value of Plan Assets) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Pension Plans, Defined Benefit [Member]
Benefit obligation, beginning of year	¥ 2,166,730	¥ 2,212,663
Service cost	75,251	75,818	75,275
Interest cost	43,854	46,906	49,598
Plan amendments	(31)	(56)
Actuarial loss (gain)	6,243	8,693
Other	4,638	3,106
Benefit payments (Lump-sum severance payments and Pension)	(201,878)	(180,400)
Benefit obligation, end of year	2,094,807	2,166,730	2,212,663
Fair value of plan assets, beginning of year	1,136,409	1,036,591
Actual return on plan assets	(16,478)	151,193
Employer contributions	72,040	52,282
Other changes in fair value of plan assets	3,076	2,366
Benefit payments (Pension)	(108,247)	(106,023)
Fair value of plan assets, end of year	1,086,800	1,136,409	1,036,591
Under funded status	(1,008,007)	(1,030,321)
NTT CDBP [Member]
Benefit obligation, beginning of year	1,338,782	1,294,309
Service cost	36,591	36,415	37,043
Interest cost	27,866	28,084	28,419
Actuarial loss (gain)	34,091	9,298
Other	(743)	(7,831)
Benefit payments (Lump-sum severance payments and Pension)	(23,238)	(21,493)
Benefit obligation, end of year	1,413,349	1,338,782	1,294,309
Fair value of plan assets, beginning of year	921,356	830,614
Actual return on plan assets	(23,447)	105,893
Employer contributions	7,652	7,903
Employee contributions	3,615	3,605	3,712
Other changes in fair value of plan assets	(507)	(5,166)
Benefit payments (Pension)	(23,238)	(21,493)
Fair value of plan assets, end of year	885,431	921,356	830,614
Under funded status	¥ (527,918)	¥ (417,426)